Offerings	Feb. 27, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Offering Note
(1)
There is being registered hereunder an indeterminate number of shares of (a) common shares, (b) preferred shares, (c) debt securities, (d) warrants to purchase common shares, preferred shares or debt securities of the Registrant, (e) subscription rights to purchase common shares, preferred shares or debt securities of the Registrant, and (f) units, consisting of some or all of these securities in any combination, as may be sold from time to time by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Each unit will be issued under a unit agreement and will represent an interest in two or more securities, which may or may not be separable from one another. There are also being registered hereunder an indeterminate number of shares, at indeterminate prices, of common shares, preferred shares and debt securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance.

(2)	Pursuant to Rule 416(a), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction.
(3)	We will determine these amounts from time to time in connection with issuances of securities registered under this registration statement.
(4)
In accordance with Rules 456(b) and 457(r) under the Securities Act, we are deferring payment of all of the registration fee and will pay the registration fee subsequently in advance or on a
“pay-as-you-go
basis.” Separate consideration may or may not be received for securities that are issuable upon conversion, exchange or exercise of other securities.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred shares, no par value per share
Offering Note
(1)
There is being registered hereunder an indeterminate number of shares of (a) common shares, (b) preferred shares, (c) debt securities, (d) warrants to purchase common shares, preferred shares or debt securities of the Registrant, (e) subscription rights to purchase common shares, preferred shares or debt securities of the Registrant, and (f) units, consisting of some or all of these securities in any combination, as may be sold from time to time by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Each unit will be issued under a unit agreement and will represent an interest in two or more securities, which may or may not be separable from one another. There are also being registered hereunder an indeterminate number of shares, at indeterminate prices, of common shares, preferred shares and debt securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance.

(2)	Pursuant to Rule 416(a), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction.
(3)	We will determine these amounts from time to time in connection with issuances of securities registered under this registration statement.
(4)
In accordance with Rules 456(b) and 457(r) under the Securities Act, we are deferring payment of all of the registration fee and will pay the registration fee subsequently in advance or on a
“pay-as-you-go
basis.” Separate consideration may or may not be received for securities that are issuable upon conversion, exchange or exercise of other securities.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt securities
Offering Note
(1)
There is being registered hereunder an indeterminate number of shares of (a) common shares, (b) preferred shares, (c) debt securities, (d) warrants to purchase common shares, preferred shares or debt securities of the Registrant, (e) subscription rights to purchase common shares, preferred shares or debt securities of the Registrant, and (f) units, consisting of some or all of these securities in any combination, as may be sold from time to time by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Each unit will be issued under a unit agreement and will represent an interest in two or more securities, which may or may not be separable from one another. There are also being registered hereunder an indeterminate number of shares, at indeterminate prices, of common shares, preferred shares and debt securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance.

(2)	Pursuant to Rule 416(a), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction.
(3)	We will determine these amounts from time to time in connection with issuances of securities registered under this registration statement.
(4)
In accordance with Rules 456(b) and 457(r) under the Securities Act, we are deferring payment of all of the registration fee and will pay the registration fee subsequently in advance or on a
“pay-as-you-go
basis.” Separate consideration may or may not be received for securities that are issuable upon conversion, exchange or exercise of other securities.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
There is being registered hereunder an indeterminate number of shares of (a) common shares, (b) preferred shares, (c) debt securities, (d) warrants to purchase common shares, preferred shares or debt securities of the Registrant, (e) subscription rights to purchase common shares, preferred shares or debt securities of the Registrant, and (f) units, consisting of some or all of these securities in any combination, as may be sold from time to time by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Each unit will be issued under a unit agreement and will represent an interest in two or more securities, which may or may not be separable from one another. There are also being registered hereunder an indeterminate number of shares, at indeterminate prices, of common shares, preferred shares and debt securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance.

(2)	Pursuant to Rule 416(a), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction.
(3)	We will determine these amounts from time to time in connection with issuances of securities registered under this registration statement.
(4)
In accordance with Rules 456(b) and 457(r) under the Securities Act, we are deferring payment of all of the registration fee and will pay the registration fee subsequently in advance or on a
“pay-as-you-go
basis.” Separate consideration may or may not be received for securities that are issuable upon conversion, exchange or exercise of other securities.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription rights
Offering Note
(1)
There is being registered hereunder an indeterminate number of shares of (a) common shares, (b) preferred shares, (c) debt securities, (d) warrants to purchase common shares, preferred shares or debt securities of the Registrant, (e) subscription rights to purchase common shares, preferred shares or debt securities of the Registrant, and (f) units, consisting of some or all of these securities in any combination, as may be sold from time to time by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Each unit will be issued under a unit agreement and will represent an interest in two or more securities, which may or may not be separable from one another. There are also being registered hereunder an indeterminate number of shares, at indeterminate prices, of common shares, preferred shares and debt securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance.

(2)	Pursuant to Rule 416(a), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction.
(3)	We will determine these amounts from time to time in connection with issuances of securities registered under this registration statement.
(4)
In accordance with Rules 456(b) and 457(r) under the Securities Act, we are deferring payment of all of the registration fee and will pay the registration fee subsequently in advance or on a
“pay-as-you-go
basis.” Separate consideration may or may not be received for securities that are issuable upon conversion, exchange or exercise of other securities.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(1)
There is being registered hereunder an indeterminate number of shares of (a) common shares, (b) preferred shares, (c) debt securities, (d) warrants to purchase common shares, preferred shares or debt securities of the Registrant, (e) subscription rights to purchase common shares, preferred shares or debt securities of the Registrant, and (f) units, consisting of some or all of these securities in any combination, as may be sold from time to time by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Each unit will be issued under a unit agreement and will represent an interest in two or more securities, which may or may not be separable from one another. There are also being registered hereunder an indeterminate number of shares, at indeterminate prices, of common shares, preferred shares and debt securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance.

(2)	Pursuant to Rule 416(a), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction.
(3)	We will determine these amounts from time to time in connection with issuances of securities registered under this registration statement.
(4)
In accordance with Rules 456(b) and 457(r) under the Securities Act, we are deferring payment of all of the registration fee and will pay the registration fee subsequently in advance or on a
“pay-as-you-go
basis.” Separate consideration may or may not be received for securities that are issuable upon conversion, exchange or exercise of other securities.